Schedule of Common Stock Reserved (Details)	Dec. 31, 2023 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	28,865,631
Restricted Stock Units Vested And Unreleased [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	40,218
Two Thousand Twenty Three Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	3,604,587
Two Thousand Twenty Three Employee Stock Purchase Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	3,937,802
Common Stock Options Issued and Outstanding [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	7,870,870
Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	13,412,154